Loans receivable, net - Loans receivable, net table (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Loans receivable, net
Loans receivable	¥ 5,248,804		¥ 3,024,661
Allowance for credit losses	(604,506)		(146,432)
Loans receivable, net	¥ 4,644,298	$ 728,792	¥ 2,878,229